UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-07460

Exact name of registrant as specified in charter:	Delaware Investments® Dividend and
Income Fund, Inc.

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2014

Item 1. Reports to Stockholders

Delaware Investments® Dividend and Income Fund, Inc.

Semiannual report

May 31, 2014

The figures in the semiannual report for Delaware Investments Dividend and Income Fund, Inc. represent past results, which are not a guarantee of future results. A rise or fall in interest rates can have a significant impact on bond prices. Funds that invest in bonds can lose their value as interest rates rise.

Closed-end fund

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services. For more information, including press releases, please visit delawareinvestments.com.

Unless otherwise noted, views expressed herein are current as of May 31, 2014, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services are provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Investments in Delaware Investments® Dividend and Income Fund, Inc. are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

© 2014 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Security type / sector allocations and

top 10 equity holdings

Delaware Investments® Dividend and Income Fund, Inc.

As of May 31, 2014 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type / sector	Percentage of net assets
Common Stock	76.74%
Consumer Discretionary	4.40%
Consumer Staples	7.57%
Diversified REITs	1.53%
Energy	9.33%
Financials	7.16%
Healthcare	10.92%
Healthcare REITs	0.92%
Hotel REITs	1.05%
Industrial REITs	1.16%
Industrials	5.47%
Information Technology	8.40%
Mall REITs	1.97%
Manufactured Housing REIT	0.38%
Materials	1.92%
Mixed REITs	0.13%
Mortgage REIT	0.32%
Multifamily REITs	1.37%
Office REITs	1.28%
Self-Storage REITs	0.41%
Shopping Center REITs	1.38%
Single Tenant REITs	1.03%
Specialty REITs	2.78%
Telecommunications	3.97%
Utilities	1.89%

Convertible Preferred Stock	2.90%

Convertible Bonds	8.81%
Basic Industry	0.10%
Capital Goods	0.47%
Communications	1.39%
Consumer Cyclical	1.09%
Consumer Non-Cyclical	2.05%
Energy	0.79%
Financials	0.71%
Real Estate Investment Trusts	0.80%
Technology	1.41%

Corporate Bonds	32.31%
Automobiles	0.95%
Banking	0.88%
Basic Industry	4.17%
Capital Goods	1.76%

Security type / sector	Percentage of net assets
Communications	3.34%
Consumer Cyclical	2.07%
Consumer Non-Cyclical	0.79%
Energy	5.45%
Financials	0.24%
Healthcare	2.14%
Insurance	0.92%
Media	3.02%
Services	3.19%
Technology	2.32%
Utilities	1.07%

Senior Secured Loans	3.86%

Limited Partnership	1.65%

Preferred Stock	1.03%

Warrant	0.00%

Short-Term Investments	0.33%

Securities Lending Collateral	6.88%

Total Value of Securities	134.51%

Option Written	(0.01%)

Borrowing Under Line of Credit	(27.17%)

Obligation to Return Securities Lending Collateral	(6.88%)

Liabilities Net of Receivables and Other Assets	(0.45%)

Total Net Assets	100.00%

(continues)	1

Security type / sector allocations and

top 10 equity holdings

Delaware Investments® Dividend and Income Fund, Inc.

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
ConocoPhillips	2.02%
Intel	1.96%
Halliburton	1.94%
CVS Caremark	1.94%
Xerox	1.94%
duPont (E.I.) deNemours	1.92%
Mondelez International Class A	1.89%
Waste Management	1.88%
Quest Diagnostics	1.86%
Verizon Communications	1.86%

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.

May 31, 2014 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 76.74%
Consumer Discretionary – 4.40%
DIRECTV Class A †	1,550	$127,782
General Motors	1,211	41,876
Johnson Controls	38,200	1,847,352
Las Vegas Sands	500	38,260
Lowe’s	35,000	1,647,800
Penney (J.C.) †¥	30,000	269,700
Quiksilver †	7,635	45,352
Tarkett Class W/I †	10,050	420,184
Time Warner Cable	602	84,978
United Rentals †	500	50,525

		4,573,809

Consumer Staples – 7.57%
Archer-Daniels-Midland	42,900	1,927,926
CVS Caremark	25,700	2,012,824
Hanesbrands	590	50,050
Kraft Foods Group	32,133	1,910,628
Mondelez International Class A	52,200	1,963,764

		7,865,192

Diversified REITs – 1.53%
Fibra Uno Administracion	129,600	397,871
Fifth Street Finance *	23,143	214,998
Lexington Realty Trust	69,300	786,555
Nieuwe Steen Investments *	269	1,697
Vornado Realty Trust	865	92,624
Washington Real Estate Investment Trust	3,800	98,154

		1,591,899

Energy – 9.33%
Chevron	14,900	1,829,571
ConocoPhillips	26,200	2,094,428
Halcon Resources †	570	3,555
Halliburton	31,200	2,016,768
Kodiak Oil & Gas †	4,776	60,798
Marathon Oil	49,800	1,825,668
Occidental Petroleum	18,100	1,804,389
Range Resources	589	54,748

		9,689,925

Financials – 7.16%
Allstate	32,900	1,916,754
Bank of New York Mellon	54,200	1,873,152
BB&T	45,600	1,729,152
Marsh & McLennan	38,200	1,920,314

		7,439,372

Healthcare – 10.92%
Akorn †	1,915	53,563

	Number of shares	Value (U.S. $)
Common Stock (continued)
Healthcare (continued)
Baxter International	25,000	$1,860,250
Cardinal Health	26,300	1,857,569
Johnson & Johnson	18,600	1,887,156
LTC Properties	2,800	111,272
Merck	33,400	1,932,524
Pfizer	56,289	1,667,843
Quest Diagnostics	32,300	1,934,447
Valeant Pharmaceuticals International †	296	38,838

		11,343,462

Healthcare REITs – 0.92%
HCP	7,450	311,037
Health Care REIT	5,260	332,590
Healthcare Trust of America Class A	26,000	314,600

		958,227

Hotel REITs – 1.05%
Ashford Hospitality Prime	1,800	29,340
Ashford Hospitality Trust	9,000	96,300
DiamondRock Hospitality	12,300	152,766
LaSalle Hotel Properties	3,100	102,269
Strategic Hotels & Resorts †	30,000	327,000
Summit Hotel Properties	37,600	377,504

		1,085,179

Industrial REITs – 1.16%
First Industrial Realty Trust	26,400	489,456
Prologis	1,080	44,831
STAG Industrial	21,700	519,715
Terreno Realty	8,000	155,200

		1,209,202

Industrials – 5.47%
Northrop Grumman	14,900	1,811,095
Raytheon	19,700	1,922,129
Waste Management	43,700	1,952,516

		5,685,740

Information Technology – 8.40%
Broadcom Class A	58,400	1,861,208
Cisco Systems	77,800	1,915,436
Intel	74,500	2,035,340
Motorola Solutions	13,380	902,080
Xerox	162,800	2,010,580

		8,724,644

Mall REITs – 1.97%
CBL & Associates Properties	11,834	222,716

(continues)	3

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.

	Number of shares	Value (U.S. $)
Common Stock (continued)
Mall REITs (continued)
General Growth Properties	4,429	$105,543
Macerich	1,326	87,569
Rouse Properties	228	3,721
Simon Property Group	9,747	1,622,486

		2,042,035

Manufactured Housing REIT – 0.38%
Sun Communities	8,100	392,202

		392,202

Materials – 1.92%
duPont (E.I.) deNemours	28,800	1,996,128

		1,996,128

Mixed REITs – 0.13%
PS Business Parks	1,600	134,704

		134,704

Mortgage REIT – 0.32%
Starwood Property Trust	13,500	329,265

		329,265

Multifamily REITs – 1.37%
Apartment Investment & Management	12,119	381,506
Camden Property Trust	2,950	207,208
Education Realty Trust	25,000	261,500
Equity Residential	5,600	346,080
Essex Property Trust	1,247	225,657

		1,421,951

Office REITs – 1.28%
Alstria Office REIT †	23,400	313,502
Corporate Office Properties Trust	18,300	504,165
Parkway Properties	25,700	513,229

		1,330,896

Self-Storage REITs – 0.41%
Extra Space Storage	8,100	424,035

		424,035

Shopping Center REITs – 1.38%
Equity One	6,800	156,128
Federal Realty Investment Trust	300	35,856
First Capital Realty	11,881	204,491
Kimco Realty	17,230	394,912
Ramco-Gershenson Properties Trust	12,900	214,140
Washington Prime Group †	4,874	96,934
Weingarten Realty Investors	3,000	95,370

	Number of shares	Value (U.S. $)
Common Stock (continued)
Shopping Center REITs (continued)
Wheeler Real Estate Investment Trust	50,256	$232,183

		1,430,014

Single Tenant REITs – 1.03%
Agree Realty †	19,600	604,464
American Realty Capital Properties	21,700	269,297
National Retail Properties *	5,700	199,386

		1,073,147

Specialty REITs – 2.78%
AMC Entertainment Holdings †	16,400	371,788
EPR Properties	5,620	303,030
Gladstone Land	27,600	308,568
Home Loan Servicing Solutions	39,400	878,620
Plum Creek Timber	5,785	260,903
Rayonier	2,500	119,000
Santander Consumer USA Holdings	10,952	215,207
Solar Capital	17,228	359,031
Starwood Waypoint Residential Trust †	2,700	73,683

		2,889,830

Telecommunications – 3.97%
AT&T	52,500	1,862,175
Century Communications =†	500,000	0
CenturyLink	1,242	46,786
Frontier Communications *	33,800	195,702
Orange ADR *	5,100	81,855
Verizon Communications	38,700	1,933,452

		4,119,970

Utilities – 1.89%
American Water Works	3,600	174,996
Edison International	32,500	1,792,050

		1,967,046

Total Common Stock (cost $56,517,861)		79,717,874

	Number of shares	Value (U.S. $)
Convertible Preferred Stock – 2.90%
ArcelorMittal 6.00% exercise price $20.36, expiration date 12/21/15	8,575	$201,245
Chesapeake Energy 144A 5.75% exercise price $27.77, expiration date 12/31/49 #	187	225,686
El Paso Energy Capital Trust I 4.75% exercise price $34.49, expiration date 3/31/28	5,250	278,355
Halcon Resources 5.75% exercise price $6.16, expiration date 12/31/49	217	235,578
HealthSouth 6.50% exercise price $30.01, expiration date 12/31/49	238	305,741
Huntington Bancshares 8.50% exercise price $11.95, expiration date 12/31/49	182	240,695
Intelsat 5.75% exercise price $22.05, expiration date 5/1/16	6,910	362,568
Maiden Holdings 7.25% exercise price $15.47, expiration date 9/15/16	6,000	291,000
SandRidge Energy 7.00% exercise price $7.76, expiration date 12/31/49	1,000	106,250
8.50% exercise price $8.01, expiration date 12/31/49	1,780	196,245
Wells Fargo 7.50% exercise price $156.71, expiration date 12/31/49	259	319,088
Weyerhaeuser 6.375% exercise price $33.30, expiration date 7/1/16 *	1,788	104,848
Wheeler Real Estate Investment Trust
9.00% exercise price $5.00, expiration date 12/31/49	3,960	106,247
9.00% exercise price $5.50, expiration date 12/31/49 @=	34	35,513

Total Convertible Preferred Stock (cost $2,713,417)		3,009,059

	Principal amount°	Value (U.S. $)
Convertible Bonds – 8.81%
Basic Industry – 0.10%
Peabody Energy 4.75% exercise price $57.62, expiration date 12/15/41 *	135,000	$105,722

		105,722

Capital Goods – 0.47%
General Cable 4.50% exercise price $35.88, expiration date 11/15/29 f	242,000	242,303
Titan Machinery 3.75% exercise price $43.17, expiration date 4/30/19 *	277,000	243,933

		486,236

Communications – 1.39%
Alaska Communications Systems Group 144A 6.25% exercise price $10.28, expiration date 4/27/18 #	253,000	210,623
Blucora 144A 4.25% exercise price $21.66, expiration date 3 /29/19 #	148,000	164,095
Clearwire Communications 144A 8.25% exercise price $7.08, expiration date 11/30/40 #	213,000	247,879
Equinix 4.75% exercise price $84.32, expiration date 6/13/16	17,000	41,257
Liberty Interactive 0.75% exercise price $1,000.00, expiration date 3/30/43	205,000	267,141
144A 1.00% exercise price $74.31, expiration date 9/28/43 #	364,000	374,920
SBA Communications 4.00% exercise price $30.38, expiration date 9/29/14	41,000	136,248

		1,442,163

Consumer Cyclical – 1.09%
ArvinMeritor 4.00% exercise price $26.73, expiration date 2/12/27 f	394,000	419,364
Iconix Brand Group 2.50% exercise price $30.75, expiration date 5/31/16	164,000	235,135

(continues)	5

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Consumer Cyclical (continued)
Live Nation Entertainment
144A 2.50% exercise price $34.68, expiration date 5/15/19 #	41,000	$42,640
2.875% exercise price $27.14, expiration date 7/14/27	434,000	436,713

		1,133,852

Consumer Non-Cyclical – 2.05%
Alere 3.00% exercise price $43.98, expiration date 5/15/16	228,000	252,225
BioMarin Pharmaceutical 1.50% exercise price $94.15, expiration date 10/13/20	122,000	125,889
Cardtronics 144A 1.00% exercise price $52.35, expiration date 11/27/20 #	293,000	256,743
Dendreon 2.875% exercise price $51.24, expiration date 1/13/16 *	145,000	108,025
Hologic
2.00% exercise price $38.59, expiration date 12/15/43	227,000	248,423
2.00% exercise price $31.17, expiration date 2/27/42 *f	214,000	236,470
NuVasive 2.75% exercise price $42.13, expiration date 6/30/17	380,000	427,975
Salix Pharmaceuticals 1.50% exercise price $65.81, expiration date 3/15/19	45,000	82,828
Spectrum Pharmaceuticals 144A 2.75% exercise price $10.53, expiration date 12/13/18 #	85,000	87,444
Vector Group
1.75% exercise price $27.16, expiration date 4/15/20	168,000	174,405
2.50% exercise price $17.62, expiration date 1/14/19 *—	97,000	129,512

		2,129,939

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Energy – 0.79%
Chesapeake Energy 2.50% exercise price $50.90, expiration date 5/15/37	126,000	$133,324
Energy XXI Bermuda 144A 3.00% exercise price $40.40, expiration date 12/13/18 #	316,000	307,507
Helix Energy Solutions Group 3.25% exercise price $25.02, expiration date 3/12/32 *	140,000	178,937
Vantage Drilling 144A 5.50% exercise price $2.39, expiration date 7/15/43 #	189,000	198,214

		817,982

Financials – 0.71%
Ares Capital 5.75% exercise price $19.13, expiration date 2/1/16	189,000	202,939
BGC Partners 4.50% exercise price $9.84, expiration date 7/13/16	287,000	307,628
Gain Capital Holdings 144A 4.125% exercise price $12.00, expiration date 11/30/18 #	120,000	118,275
New Mountain Finance 144A 5.00% exercise price $15.93, expiration date 6/15/19 #	114,000	114,885

		743,727

Real Estate Investment Trusts – 0.80%
Blackstone Mortgage Trust 5.25% exercise price $28.66, expiration date 12/1/18	255,000	287,353
Campus Crest Communities Operating Partnership 144A 4.75% exercise price $12.56, expiration date 10/11/18 #	224,000	221,200
Forest City Enterprises 144A 3.625% exercise price $24.21, expiration date 8/14/20 #	140,000	146,037
Lexington Realty Trust 144A 6.00% exercise price $6.76, expiration date 1/11/30 #	106,000	178,080

		832,670

	Principal amount°	Value (U.S. $)
Convertible Bonds (continued)
Technology – 1.41%
Ciena 144A 3.75% exercise price $20.17, expiration date 10/15/18 #	179,000	$231,581
Intel 3.25% exercise price $21.71, expiration date 8/1/39 *	155,000	221,651
Nuance Communications 2.75% exercise price $32.30, expiration date 11/1/31	160,000	161,400
SanDisk 1.50% exercise price $51.69, expiration date 8/11/17	153,000	293,377
TIBCO Software 2.25% exercise price $50.57, expiration date 4/30/32	304,000	307,610
VeriSign 3.25% exercise price $34.37, expiration date 8/15/37	158,000	245,690

		1,461,309

Total Convertible Bonds (cost $8,168,351)		9,153,600

Corporate Bonds – 32.31%
Automobiles – 0.95%
American Axle & Manufacturing 7.75% 11/15/19	103,000	119,094
Chassix 144A 9.25% 8/1/18 #	105,000	114,187
General Motors 144A 6.25% 10/2/43 #	115,000	131,244
General Motors Financial 6.75% 6/1/18	180,000	205,875
International Automotive Components Group 144A 9.125% 6/1/18 #	220,000	235,400
Meritor
6.25% 2/15/24	65,000	66,463
6.75% 6/15/21	110,000	117,975

		990,238

Banking – 0.88%
Barclays Bank 7.625% 11/21/22	200,000	230,250
JPMorgan Chase 6.75% 1/29/49 —	120,000	130,200
Lloyds Banking Group 7.50% 4/30/49 —	330,000	354,337

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Banking (continued)
RBS Capital Trust I 2.099% 12/29/49 •	205,000	$199,875

		914,662

Basic Industry – 4.17%
AK Steel 7.625% 5/15/20 *	204,000	206,550
ArcelorMittal 6.125% 6/1/18	280,000	308,000
Arch Coal 144A 8.00% 1/15/19 #*	175,000	172,375
Axalta Coating System 144A 7.375% 5/1/21 #	150,000	165,000
Builders FirstSource 144A 7.625% 6/1/21 #	197,000	211,283
Cemex Finance 144A 6.00% 4/1/24 #	200,000	205,750
CPG Merger Sub 144A 8.00% 10/1/21 #	185,000	196,563
Essar Steel Minnesota 144A 11.50% 5/15/20 #	55,000	56,719
First Quantum Minerals
144A 6.75% 2/15/20 #	97,000	99,425
144A 7.00% 2/15/21 #	97,000	99,425
FMG Resources August 2006 144A 6.875% 4/1/22 #*	212,000	224,455
HD Supply 11.50% 7/15/20	170,000	204,425
INEOS Group Holdings 144A 5.875% 2/15/19 #	200,000	204,250
JMC Steel Group 144A 8.25% 3/15/18 #	145,000	149,350
Kissner Milling 144A 7.25% 6/1/19 #	155,000	159,263
LSB Industries 144A 7.75% 8/1/19 #	140,000	150,150
Masonite International 144A 8.25% 4/15/21 #	205,000	224,475
New Gold 144A 6.25% 11/15/22 #	190,000	197,125
Nortek 8.50% 4/15/21	129,000	142,867
Perstorp Holding 144A 8.75% 5/15/17 #	200,000	216,000
Ryerson
9.00% 10/15/17	120,000	129,150
11.25% 10/15/18	50,000	56,250
Signode Industrial Group 144A 6.375% 5/1/22 #	175,000	177,187
TPC Group 144A 8.75% 12/15/20 #	210,000	232,575
Wise Metals Group 144A 8.75% 12/15/18 #	80,000	85,600

(continues)	7

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Basic Industry (continued)
Wise Metals Intermediate Holdings 144A 9.75% 6/15/19 #	55,000	$54,931

		4,329,143

Capital Goods – 1.76%
Accudyne Industries 7.75% 12/15/20 *	180,000	194,850
B/E Aerospace 5.25% 4/1/22	90,000	96,075
BOE Intermediate Holding 144A PIK 9.00% 11/1/17 #	113,459	118,636
BOE Merger 144A PIK 9.50% 11/1/17 #T	182,000	192,010
Consolidated Container 144A 10.125% 7/15/20 #	171,000	175,703
Gardner Denver 144A 6.875% 8/15/21 #*	90,000	94,275
Milacron 144A 7.75% 2/15/21 #	180,000	198,900
Plastipak Holdings 144A 6.50% 10/1/21 #	145,000	152,975
Reynolds Group Issuer 8.25% 2/15/21 *	145,000	154,969
TransDigm
144A 6.00% 7/15/22 #	80,000	80,700
144A 6.50% 7/15/24 #	180,000	182,925
7.50% 7/15/21 *	95,000	105,213
Vander Intermediate Holding II 144A PIK 9.75% 2/1/19 #T	75,000	79,687

		1,826,918

Communications – 3.34%
Altice 144A 7.75% 5/15/22 #	210,000	221,287
CenturyLink 6.75% 12/1/23	115,000	125,925
Cogent Communications Finance 144A 5.625% 4/15/21 #	185,000	182,687
CommScope 144A 5.50% 6/15/24 #*	200,000	202,000
Digicel Group
144A 7.125% 4/1/22 #	200,000	206,500
144A 8.25% 9/30/20 #	221,000	239,233
Hughes Satellite Systems 7.625% 6/15/21	160,000	183,200
Intelsat Luxembourg 8.125% 6/1/23	480,000	517,800
Level 3 Financing 144A 6.125% 1/15/21 #	45,000	47,756

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Communications (continued)
Sprint
144A 7.125% 6/15/24 #	230,000	$248,400
144A 7.25% 9/15/21 #	95,000	105,569
144A 7.875% 9/15/23 #	125,000	141,563
Sprint Capital 6.90% 5/1/19	125,000	138,750
T-Mobile USA
6.125% 1/15/22	55,000	58,506
6.25% 4/1/21	85,000	90,631
6.50% 1/15/24	35,000	37,275
6.731% 4/28/22	60,000	65,025
Wind Acquisition Finance 144A 7.375% 4/23/21 #	200,000	207,500
Windstream
7.50% 6/1/22	105,000	113,400
7.75% 10/1/21	115,000	125,350
Zayo Group 10.125% 7/1/20	182,000	210,893

		3,469,250

Consumer Cyclical – 2.07%
BI-LO 144A PIK 8.625% 9/15/18 #T	130,000	132,925
Dave & Buster’s Entertainment 144A 10.004% 2/15/16 #^	245,000	209,475
DBP Holding 144A 7.75% 10/15/20 #	121,000	104,060
Group 1 Automotive 144A 5.00% 6/1/22 #	85,000	85,850
Landry’s 144A 9.375% 5/1/20 #	220,000	243,925
Michaels Stores 144A 5.875% 12/15/20 #	145,000	148,263
Pantry 8.375% 8/1/20	195,000	211,331
Party City Holdings 8.875% 8/1/20	210,000	234,150
PF Chang’s China Bistro 144A 10.25% 6/30/20 #	195,000	201,337
Quiksilver 144A 7.875% 8/1/18 #	210,000	228,900
Rite Aid 6.75% 6/15/21 *	115,000	125,063
Roundy’s Supermarkets 144A 10.25% 12/15/20 #	70,000	74,200
Tempur-Pedic International 6.875% 12/15/20	140,000	154,000

		2,153,479

Consumer Non-Cyclical – 0.79%
Crestview DS Merger Sub II 144A 10.00% 9/1/21 #	125,000	139,375

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
JBS Investments 144A 7.75% 10/28/20 #	200,000	$215,690
Post Holdings
144A 6.00% 12/15/22 #	90,000	90,900
144A 6.75% 12/1/21 #	35,000	37,187
Smithfield Foods 6.625% 8/15/22	135,000	148,669
Spectrum Brands
6.375% 11/15/20	35,000	38,106
6.625% 11/15/22	135,000	148,500

		818,427

Energy – 5.45%
Athlon Holdings 144A 6.00% 5/1/22 #*	165,000	169,125
Baytex Energy
144A 5.125% 6/1/21 #	40,000	40,550
144A 5.625% 6/1/24 #	110,000	110,825
Calumet Specialty Products Partners 7.625% 1/15/22	280,000	297,850
Chaparral Energy
7.625% 11/15/22	90,000	96,300
8.25% 9/1/21	105,000	115,237
CHC Helicopter 9.375% 6/1/21 *	200,000	212,000
Chesapeake Energy 4.875% 4/15/22 *	345,000	357,937
Energy Transfer Equity 144A 5.875% 1/15/24 #	86,000	89,440
Energy XXI Gulf Coast 144A 6.875% 3/15/24 #	190,000	191,900
Exterran Partners 6.00% 4/1/21	195,000	198,900
FTS International 144A 6.25% 5/1/22 #	200,000	205,000
Genesis Energy 5.75% 2/15/21	215,000	223,600
Halcon Resources
8.875% 5/15/21	50,000	53,500
9.75% 7/15/20	205,000	225,500
Hercules Offshore
144A 6.75% 4/1/22 #*	50,000	48,687
144A 7.50% 10/1/21 #*	95,000	96,187
144A 8.75% 7/15/21 #	55,000	59,125
Key Energy Services 6.75% 3/1/21	175,000	183,750
Laredo Petroleum
5.625% 1/15/22	85,000	87,550
7.375% 5/1/22	45,000	50,063

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Energy (continued)
Linn Energy
6.50% 5/15/19	17,000	$17,977
8.625% 4/15/20	41,000	44,639
Midstates Petroleum 9.25% 6/1/21 *	260,000	280,800
Murphy Oil USA 144A 6.00% 8/15/23 #	140,000	146,300
Northern Blizzard Resources 144A 7.25% 2/1/22 #	190,000	196,413
Northern Oil & Gas 8.00% 6/1/20	175,000	186,813
NuStar Logistics 6.75% 2/1/21	115,000	127,075
Oasis Petroleum 144A 6.875% 3/15/22 #	135,000	147,487
Ocean Rig UDW 144A 7.25% 4/1/19 #	230,000	228,850
Offshore Group Investment 7.125% 4/1/23	90,000	91,350
PDC Energy 7.75% 10/15/22	185,000	205,350
Pioneer Energy Services 144A 6.125% 3/15/22 #	190,000	195,700
Regency Energy Partners 5.875% 3/1/22	190,000	202,350
Samson Investment 144A 10.75% 2/15/20 #	201,000	211,050
SandRidge Energy 8.125% 10/15/22	243,000	264,870

		5,660,050

Financials – 0.24%
Nuveen Investments 144A 9.50% 10/15/20 #	205,000	244,463

		244,463

Healthcare – 2.14%
Air Medical Group Holdings 9.25% 11/1/18	109,000	117,447
Community Health Systems
144A 6.875% 2/1/22 #	135,000	142,763
7.125% 7/15/20	50,000	54,313
8.00% 11/15/19	9,000	9,900
Crimson Merger Sub 144A 6.625% 5/15/22 #	185,000	183,844
Immucor 11.125% 8/15/19	155,000	174,375
Kinetic Concepts
10.50% 11/1/18	124,000	140,999
12.50% 11/1/19	85,000	98,387
Mallinckrodt International Finance 4.75% 4/15/23	105,000	102,113

(continues)	9

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Healthcare (continued)
MPH Acquisition Holdings 144A 6.625% 4/1/22 #	90,000	$93,600
Par Pharmaceutical 7.375% 10/15/20	380,000	414,200
Salix Pharmaceuticals 144A 6.00% 1/15/21 #	225,000	241,875
Tenet Healthcare
6.00% 10/1/20	85,000	91,587
8.125% 4/1/22	115,000	131,100
Valeant Pharmaceuticals International
144A 5.625% 12/1/21 #	130,000	135,200
144A 6.375% 10/15/20 #	85,000	91,269

		2,222,972

Insurance – 0.92%
American International Group 8.175% 5/15/58 —	170,000	230,775
Hockey Merger Sub 2 144A 7.875% 10/1/21 #	210,000	226,275
Onex USI Acquisition 144A 7.75% 1/15/21 #	190,000	196,650
XL Group 6.50% 12/29/49 —	305,000	303,856

		957,556

Media – 3.02%
CCO Holdings 5.25% 9/30/22	230,000	234,887
CCU Escrow 144A 10.00% 1/15/18 #*	90,000	86,400
Cequel Communications Holdings I 144A 6.375% 9/15/20 #	145,000	154,425
Clear Channel Communications PIK 14.00% 2/1/21 *	105,000	107,363
Columbus International 144A 7.375% 3/30/21 #	200,000	212,500
CSC Holdings
144A 5.25% 6/1/24 #*	230,000	230,575
6.75% 11/15/21	70,000	78,400
DISH DBS 5.00% 3/15/23	105,000	107,100
Gray Television 7.50% 10/1/20	180,000	193,950
MDC Partners 144A 6.75% 4/1/20 #	200,000	212,500
Mediacom Broadband 144A 5.50% 4/15/21 #	120,000	121,950
Numericable Group 144A 6.00% 5/15/22 #	210,000	218,137

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Media (continued)
ONO Finance II 144A 10.875% 7/15/19 #	234,000	$259,447
RCN Telecom Services 144A 8.50% 8/15/20 #	100,000	107,250
Univision Communications 144A 8.50% 5/15/21 #	205,000	226,013
UPCB Finance VI 144A 6.875% 1/15/22 #	150,000	164,250
Virgin Media Finance 144A 6.375% 4/15/23 #*	200,000	212,000
VTR Finance 144A 6.875% 1/15/24 #	200,000	212,501

		3,139,648

Services – 3.19%
Algeco Scotsman Global Finance 144A 10.75% 10/15/19 #	480,000	502,800
Avis Budget Car Rental 5.50% 4/1/23	105,000	107,625
BlueLine Rental Finance 144A 7.00% 2/1/19 #	110,000	117,975
Caesars Growth Properties Holdings 144A 9.375% 5/1/22 #*	205,000	207,178
Carlson Wagonlit 144A 6.875% 6/15/19 #	200,000	215,240
Covanta Holding 5.875% 3/1/24	200,000	206,000
Darling Escrow 144A 5.375% 1/15/22 #	70,000	73,063
H&E Equipment Services 7.00% 9/1/22	170,000	187,850
Mattamy Group 144A 6.50% 11/15/20 #	235,000	239,113
MGM Resorts International
6.75% 10/1/20	55,000	61,119
7.75% 3/15/22 *	90,000	105,863
11.375% 3/1/18	80,000	103,600
Navios South American Logistics 144A 7.25% 5/1/22 #*	180,000	185,625
PHH
6.375% 8/15/21	75,000	78,563
7.375% 9/1/19	100,000	112,750
Pinnacle Entertainment
7.75% 4/1/22	60,000	65,400
8.75% 5/15/20	30,000	32,925
PNK Finance 144A 6.375% 8/1/21 #	85,000	89,887

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Services (continued)
Stena 144A 7.00% 2/1/24 #	235,000	$247,925
United Rentals North America 5.75% 11/15/24	275,000	284,969
Watco 144A 6.375% 4/1/23 #	90,000	92,250

		3,317,720

Technology – 2.32%
Advanced Micro Devices 144A 6.75% 3/1/19 #	130,000	137,475
BMC Software Finance 144A 8.125% 7/15/21 #	210,000	222,075
Entegris 144A 6.00% 4/1/22 #	200,000	201,500
First Data
11.25% 1/15/21	230,000	265,075
11.75% 8/15/21	265,000	295,475
First Data Holdings 144A PIK 14.50% 9/24/19 #T	115,272	116,425
Freescale Semiconductor 10.75% 8/1/20	15,000	17,119
Infor Software Parent 144A PIK 7.125% 5/1/21 #*T	250,000	256,250
j2 Global 8.00% 8/1/20	185,000	201,650
Micron Technology 144A 5.875% 2/15/22 #	200,000	214,000
NCR Escrow
144A 5.875% 12/15/21 #	50,000	53,000
144A 6.375% 12/15/23 #	165,000	178,613
SunGard Availability Services Capital 144A 8.75% 4/1/22 #	150,000	140,625
Viasystems 144A 7.875% 5/1/19 #	100,000	106,250

		2,405,532

Utilities – 1.07%
AES 7.375% 7/1/21	133,000	153,615
AES Gener 144A 8.375% 12/18/73 #—	200,000	218,500
Calpine
144A 5.875% 1/15/24 #*	100,000	105,250
144A 6.00% 1/15/22 #	95,000	102,363
Elwood Energy 8.159% 7/5/26	99,153	112,043
Enel 144A 8.75% 9/24/73 #—	200,000	234,500

	Principal amount°	Value (U.S. $)
Corporate Bonds (continued)
Utilities (continued)
NRG Energy 144A 6.25% 5/1/24 #	180,000	$186,525

		1,112,796

Total Corporate Bonds (cost $32,021,644)		33,562,854

Senior Secured Loans – 3.86%«
Akorn Tranche B 4.50% 11/13/20	180,000	180,986
Applied Systems 2nd Lien 7.50% 1/15/22	192,000	195,420
Atkore International 2nd Lien 7.75% 9/27/21	105,000	105,459
Avast Software 1st Lien 5.00% 3/18/20	105,000	105,022
Avaya Tranche B-3 4.50% 10/27/17	65,000	63,041
Avaya Tranche B6 6.50% 3/31/18	65,000	64,705
Azure Midstream Tranche B 6.50% 10/21/18	98,125	99,352
BJ’s Wholesale Club 2nd Lien 8.50% 3/31/20	205,000	211,227
Borgata Tranche B 1st Lien 6.75% 8/15/18	189,525	192,664
Caesars Growth Partners Tranche B 1st Lien 6.25% 5/8/21	105,000	104,606
Citycenter Holdings Tranche B 5.00% 10/9/20	189,525	191,160
Clear Channel Communications Tranche D 6.75% 1/30/19	315,000	312,131
Flint Group Tranche 2nd Lien 8.25% 5/2/22	210,000	210,962
Gentiva Health Services Tranche B 6.50% 10/10/19	149,625	150,061
Gray Television 4.75% 10/11/19	204,000	204,637
Hostess Brands 1st Lien 6.75% 3/12/20	200,000	208,250
LTS Buyer 2nd Lien 8.00% 3/15/21	28,463	28,913
Moxie Liberty Tranche B 7.50% 8/21/20	105,000	107,887
Moxie Patriot (Panda Power Fund) Tranche B1 6.75% 12/18/20	100,000	102,687

(continues)	11

Schedule of investments

Delaware Investments® Dividend and Income Fund, Inc.

	Principal amount°	Value (U.S. $)
Senior Secured Loans« (continued)
Nuveen Investments 2nd Lien 6.50% 2/28/19	100,000	$101,187
Otter Products Tranche B 5.25% 4/29/19	192,994	193,275
Otterbox Tranche B 5.75% 5/30/20	190,000	188,100
Panda Temple Power II Tranche B 1st Lien 7.25% 3/28/19	105,000	107,100
Polymer Group Tranche B 5.25% 12/13/19	164,588	165,565
Rite Aid 2nd Lien 5.75% 8/3/20	97,000	99,279
Samson Investment 2nd Lien 5.00% 9/25/18	205,000	205,403
Vantage Drilling Tranche B 1st Lien 5.75% 3/28/19	109,723	109,174

Total Senior Secured Loans (cost $3,979,280)		4,008,253

	Number of shares
Limited Partnership – 1.65%
Ares Management *†	18,700	355,300
Brookfield Infrastructure Partners *	10,300	419,004
Lehigh Gas Partners *	34,800	939,600

Total Limited Partnership (cost $1,333,128)		1,713,904

Preferred Stock – 1.03%
Ally Financial 144A 144A 7.00% #	400	405,400
GMAC Capital Trust I 8.125% •	8,000	216,960
MetLife 5.00%	8,575	253,391
Regions Financial 6.375%	8,000	197,120

Total Preferred Stock (cost $1,006,784)		1,072,871

Warrant – 0.00%
Wheeler Real Estate Investment Trust strike price $5.50, expiration date 4/29/19	4,752	3,802

Total Warrant (cost $39)		3,802

	Principal amount°	Value (U.S. $)
Short-Term Investments – 0.33%
Discount Notes – 0.33%≠
Federal Home Loan Bank
0.04% 6/18/14	246,374	$246,372
0.05% 7/28/14	8,926	8,926
0.05% 8/15/14	33,743	33,740
0.075% 11/19/14	53,560	53,544

		342,582

Total Short-Term Investments (cost $342,575)		342,582

Total Value of Securities Before Securities Lending Collateral – 127.63% (cost $106,083,079)		132,584,799

	Number of shares
Securities Lending Collateral** – 6.88%
Investment Company
Delaware Investments Collateral Fund No. 1	7,144,781	7,144,781

Total Securities Lending Collateral (cost $7,144,781)		7,144,781

Total Value of Securities – 134.51% (cost $113,227,860)		139,729,580■

	Number of contracts
Option Written – (0.01%)
Equity Call Option – (0.01%)
Penney (J.C.), strike price $9.00, expires 6/21/14 (MSC)	(300)	(10,500)

Total Option Written (premium received $(26,795))		$(10,500)

#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2014, the aggregate value of Rule 144A securities was $22,839,267, which represented 21.99% of the Fund’s net assets. See Note 10 in” Notes to financial statements.”
*	Fully or partially on loan.
**	See Note 9 in” Notes to financial statements” for additional information on securities lending collateral and non-cash collateral.

@	Illiquid security. At May 31, 2014, the aggregate value of illiquid securities was $35,513, which represents 0.03% of the Fund’s net assets. See Note 10 in “Notes to financial statements.”
100% of the income received was in the form of both cash and par.
100% of the income received was in the form of additional par.
T	100% of the income received was in the form of additional cash.
=	Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2014, the aggregate value of fair valued securities was 35,313, which represents 0.03% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”
≠	The rate shown is the effective yield at the time of purchase.
■	Includes $7,730,930 of securities loaned.
°	Principal amount shown is stated in U.S. dollars unless noted that the security is denominated in another currency.
†	Non income producing security.
—	Variable rate security. The rate shown is the rate as of May 31, 2014. Interest rates reset periodically.
¥	All or portion of the security has been pledged as collateral with outstanding options written.
^	Zero coupon security. The rate shown is the yield at the time of purchase.
«	Senior secured loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior secured loans may be subject to restrictions on resale. Stated rate in effect at May 31, 2014.
f	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2014.

The following futures contracts were outstanding at May 31, 2014:1

Futures Contracts

Contracts to Buy (Sell)	Notional Cost (Proceeds)	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
(8) U.S. Treasury 5 yr Notes	$(958,915)	$(958,063)	10/6/14	$852

The use of futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the financial statements. The notional value presented above represents the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

1 See Note 7 in “Notes to financial statements.”

Summary of abbreviations:

ADR – American Depositary Receipt

MSC – Morgan Stanley Capital

PIK – Pay-in-kind

REIT – Real Estate Investment Trust

See accompanying notes, which are an integral part of the financial statements.

(continues)	13

Statement of assets and liabilities

Delaware Investments® Dividend and Income Fund, Inc.

May 31, 2014 (Unaudited)

Assets:
Investments, at value[1,2]	$132,242,217
Short-term investments held as collateral for loaned securities, at value[3]	7,144,781
Short-term investments, at value[4]	342,582
Foreign currencies, at value[5]	25,453
Cash collateral for derivatives	8,000
Receivable for securities sold	1,527,802
Dividends and interest receivable	861,397
Securities lending income receivable	5,273
Variation margin receivable on futures contracts	438
Other assets	775

Total assets	142,158,718

Liabilities:
Option written, at value[6]	10,500
Cash overdraft	571,114
Obligation to return securities lending collateral	7,144,781
Payable for securities purchased	2,132,590
Interest expense payable	27,300
Other accrued expenses	105,529
Investment management fees payable	60,963
Other affiliates payable	3,500
Trustees’ fees and expenses payable	630
Borrowing under line of credit	28,225,000

Total liabilities	38,281,907

Total Net Assets	$103,876,811

Net Assets Consist of:
Common stock, $0.01 par value, 500,000,000 shares authorized to the Fund	$89,375,788
Distributions in excess of net investment income	(1,569,963)
Accumulated net realized loss on investments	(10,448,738)
Net unrealized appreciation of investments and derivatives	26,519,724

Total Net Assets	$103,876,811

[1] Investments, at cost	$105,740,504
[2] Including securities on loan	7,730,930
[3] Short-term investments held as collateral for loaned securities, at cost	7,144,781
[4] Short-term investments, at cost	342,575
[5] Foreign currencies, at cost	25,371
[6] Option written, premiums received	(26,795)

Net Asset Value

Common Shares
Net assets	$103,876,811
Shares of beneficial interest outstanding	9,439,043
Net asset value per share	$11.01

See accompanying notes, which are an integral part of the financial statements.

Statement of operations

Delaware Investments® Dividend and Income Fund, Inc.

Six months ended May 31, 2014 (Unaudited)

Investment Income:
Interest	$1,470,255
Dividends	1,213,665
Securities lending income	21,780
Foreign tax withheld	(3,583)

2,702,117

Expenses:
Management fees	350,222
Interest expense	148,777
Reports and statements to shareholders	44,790
Dividend disbursing and transfer agent fees and expenses	39,864
Accounting and administration expenses	22,066
Audit and tax	16,864
Legal fees	11,959
Custodian fees	3,445
Directors’ fees and expenses	2,473
Registration fees	380
Other	28,122

Total operating expenses	668,962

Net Investment Income	2,033,155

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	3,873,077
Foreign currencies	(2,959)
Foreign currency exchange contracts	(139)
Futures contracts	(14,983)
Options written	49,449

Net realized gain	3,904,445

Net change in unrealized appreciation (depreciation) of:
Investments	3,017,941
Foreign currencies	1,433
Futures contracts	852
Options written	17,747

Net change in unrealized appreciation (depreciation)	3,037,973

Net Realized and Unrealized Gain	6,942,418

Net Increase in Net Assets Resulting from Operations	$8,975,573

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets

Delaware Investments® Dividend and Income Fund, Inc.

	Six months ended 5/31/14 (Unaudited)	Year ended 11/30/13
Increase in Net Assets from Operations:
Net investment income	$2,033,155	$4,124,351
Net realized gain	3,904,445	5,721,234
Net change in unrealized appreciation (depreciation)	3,037,973	12,252,556

Net increase in net assets resulting from operations	8,975,573	22,098,141

Dividends and Distributions to Shareholders from:
Net investment income	(2,973,298)	(5,946,597)

	(2,973,298)	(5,946,597)

Net Increase in Net Assets	6,002,275	16,151,544
Net Assets:
Beginning of period	97,874,536	81,722,992

End of period (including distributions in excess of net investment income of $(1,569,963) and $(629,820), respectively)	$103,876,811	$97,874,536

See accompanying notes, which are an integral part of the financial statements.

Statement of cash flows

Delaware Investments® Dividend and Income Fund, Inc.

Six months ended May 31, 2014 (Unaudited)

Net Cash (including Foreign Currency) Provided by (Used for) Operating Activities:
Net increase in net assets resulting from operations	$8,975,573

Adjustments to reconcile net increase in net assets from operations to cash provided by (used for) operating activities:
Amortization of premium and accretion of discount on investments, net	16,515
Purchase of investment securities	(29,601,627)
Proceeds from disposition of investment securities	29,858,066
Proceeds from short-term investment securities, net	589,944
Net realized gain	(3,856,276)
Net change in net unrealized appreciation (depreciation)	(3,037,121)
Premiums received for options written	66,304
Increase in receivable for investments sold	(1,161,033)
Increase in interest and dividends receivable and other assets	(20,442)
Increase in variation margin receivable on futures contracts	(438)
Increase in payable for investments purchased	951,066
Increase in interest expense payable	949
Increase in accrued expenses and other liabilities	3,827

Total adjustments	(6,190,266)

Net cash provided by operating activities	2,785,307

Cash Flows Used for Financing Activities:
Cash dividends and distributions to shareholders from net investment income	(2,973,298)

Net cash used for financing activities	(2,973,298)

Effect of exchange rates on cash	1,433

Net decrease in cash	(186,558)
Cash at beginning of period	(351,103)

Cash at end of period*	$(537,661)

Cash paid for interest expense on leverage	$147,828

*Includes foreign currency and cash collateral for derivatives, as shown in the statement of assets and liabilities.

See accompanying notes, which are an integral part of the financial statements.

Financial highlights

Delaware Investments® Dividend and Income Fund, Inc.

Selected data for each share of the Fund outstanding throughout each period were as follows:

	Six months ended 5/31/14[1]	Year ended
	(Unaudited)	11/30/13	11/30/12	11/30/11	11/30/10	11/30/09
Net asset value, beginning of period	$10.370	$8.660	$7.670	$7.680	$7.040	$5.220

Income from investment operations:
Net investment income[2]	0.215	0.437	0.439	0.432	0.423	0.413
Net realized and unrealized gain	0.740	1.903	1.226	0.248	0.907	2.120

Total from investment operations	0.955	2.340	1.665	0.680	1.330	2.533

Less dividends and distributions from:
Net investment income	(0.315)	(0.630)	(0.581)	(0.690)	(0.690)	(0.410)
Return of capital	—	—	(0.094)	—	—	(0.303)

Total dividends and distributions	(0.315)	(0.630)	(0.675)	(0.690)	(0.690)	(0.713)

Net asset value, end of period	$11.010	$10.370	$8.660	$7.670	$7.680	$7.040

Market value, end of period	$10.900	$9.410	$7.920	$6.890	$7.560	$6.600

Total return based on:[3]
Net asset value	9.73%	28.51%	22.88%	9.30%	19.61%	53.26%
Market value	10.83%	27.51%	25.10%	(0.26% )	25.59%	86.93%

Ratios and supplemental data:
Net assets, end of period (000 omitted)	$103,877	$97,875	$81,723	$72,386	$72,470	$66,421
Ratio of expenses to average net assets[4,5]	1.35%	1.43%	1.60%	1.51%	1.65%	1.83%
Ratio of net investment income to average net assets[6]	4.10%	4.51%	5.26%	5.35%	5.75%	7.06%
Portfolio turnover	23%	45%	39%	45%	62%	65%

Leverage Analysis:
Debt outstanding at end of period at par (000 omitted)	$28,225	$28,225	$28,225	$20,225	$20,225	$20,225
Asset coverage per $1,000 of debt outstanding at end of period	$4,680	$4,468	$3,895	$4,579	$4,583	$4,284

[1]	Ratios have been annualized and portfolio turnover and total return have not been annualized.
[2]	The average shares outstanding method has been applied for per share information.
[3]	Total investment return is calculated assuming a purchase of common stock on the opening of the first day and a sale on the closing of the last day of each period reported. Dividends and distributions, if any, are assumed for the purposes of this calculation, to be reinvested at prices obtained under the Fund’s dividend reinvestment plan. Generally, total investment return based on net asset value will be higher than total investment return based on market value in periods where there is an increase in the discount or decrease in the premium of the market value to the net asset value from the beginning to the end of such periods. Conversely, total investment return based on net asset value will be lower than total investment return based on market value in periods where there is a decrease in the discount or an increase in the premium of the market value to the net asset value from the beginning to the end of such periods.
[4]	The ratio of interest expense to adjusted average net assets (excluding debt outstanding) for the six months ended May 31, 2014, and the years ended Nov. 30, 2013, 2012, 2011, 2010 and 2009 were 0.23%, 0.26%, 0.36%, 0.28%, 0.33%, and 0.30%, respectively.
[5]	The ratio of expenses before interest expense to adjusted average net assets (excluding debt outstanding) for the six months ended May 31, 2014, and the years ended Nov. 30, 2013, 2012, 2011, 2010 and 2009 were 0.82%, 0.84%, 0.85%, 0.91%, 0.95%, and 1.05%, respectively.
[6]	The ratio of net investment income to adjusted average net assets for the six months ended May 31, 2014, and the years ended Nov. 30, 2013, 2012, 2011, 2010 and 2009 were 3.19%, 3.44%, 3.97%, 4.23%, 4.45%, and 5.21%, respectively.

See accompanying notes, which are an integral part of the financial statements.

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

May 31, 2014 (Unaudited)

Delaware Investments Dividend and Income Fund, Inc. (Fund) is organized as a Maryland corporation and is a diversified closed-end management investment company under the Investment Company Act of 1940, as amended. The Fund’s shares trade on the New York Stock Exchange (NYSE) under the symbol DDF.

The investment objective of the Fund is to seek high current income. Capital appreciation is a secondary objective.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities and Exchange-Traded Funds (ETFs), except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the NYSE on the valuation date. Securities and ETFs traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. Debt securities are valued based upon valuations provided by an independent pricing service or broker and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Open-end investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and foreign cross currency exchange contracts are valued at the mean between the bid and ask prices, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Directors (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal and Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2010–Nov. 30, 2013), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. At May 31, 2014, the Fund held no investments in repurchase agreements.

Distributions — The Fund has implemented a managed distribution policy. Under the policy, the Fund is managed with a goal of generating as much of the distribution as possible from net investment income and short-term capital gains. The balance of the distribution will then come

(continues)	19

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

1. Significant Accounting Policies (continued)

from long-term capital gains to the extent permitted, and if necessary, a return of capital. Even though the Fund may realize current year capital gains, such gains may be offset, in whole or in part, by the Fund’s capital loss carryovers from prior years. For federal income tax purposes, the effect of such capital loss carryovers may be to convert (to the extent of such current year gains) what would otherwise be nontaxable returns of capital into distributions taxable as ordinary income. The use of such capital loss carryovers in this circumstance will produce no tax benefit for shareholders, and the capital loss carryovers available to offset future capital gains of the Fund will be reduced. Under the Regulated Investment Company Modernization Act of 2010 (Act), this tax effect attributable to the Fund’s capital loss carryovers (the conversion of returns of capital into distributions taxable as ordinary income) will no longer apply to net capital losses of the Fund arising in Fund tax years beginning after Nov. 30, 2011. The actual determination of the source of the Fund’s distributions can be made only at year end. Shareholders should receive written notification regarding the actual components and tax treatments of all Fund distributions for the calendar year 2014 in early 2015.

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. That portion of gains (losses) is included in the statements of operations under the caption net realized gain (loss) on foreign currencies. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes on and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2014. Delaware Management Company (DMC), a series of Delaware Management Business Trust, and its affiliates have previously acted and may in the future act as an investment advisor to mutual funds or separate accounts affiliated with the administrator of the commission recapture program described above. In addition, affiliates of the administrator act as consultants in helping institutional clients choose investment advisors and may also participate in other types of business and provide other services in the investment management industry.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which may be used to offset custody fees. There were no earnings credits for the six months ended May 31, 2014.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays DMC and the investment manager, an annual fee of 0.55% of the adjusted average weekly net assets of the Fund. For purposes of the calculation of investment management fees, adjusted average weekly net assets exclude the line of credit liability.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets excluding the line of credit liability of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2014, the Fund was charged $3,069 for these services.

As provided in the investment management agreement, the Fund bears a portion of cost of resources shared with DMC, including the cost of internal personnel of DMC and its affiliates that provide legal, tax, and regulatory reporting services to the Fund. For the six months ended May 31, 2014, the Fund was charged $7,253 for internal legal, tax, and regulatory reporting services provided by DMC and/or its affiliates’ employees.

Directors’ fees include expenses accrued by the Fund for each Director’s retainer and meeting fees. Certain officers of DMC and DSC are officers and/or Directors of the Fund. These officers and Directors are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2014, the Fund made purchases and sales of investment securities other than short-term investments as follows:

Purchases	$29,601,627
Sales	29,858,066

At May 31, 2014, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2014, the cost of investments and unrealized appreciation (depreciation) were as follows:

Cost of investments	$113,499,907

Aggregate unrealized appreciation	$26,478,312
Aggregate unrealized depreciation	(248,639)

Net unrealized appreciation	$26,229,673

For federal income tax purposes, capital loss carryforwards of $14,059,841 may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Nov. 30, 2013 will expire as follows: $2,844,205 expires in 2016, and $11,215,636 expires in 2017.

On Dec. 22, 2010, the Act was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. There are no losses incurred that will be carried forward under the Act.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the

(continues)	21

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

3. Investments (continued)

asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –	Other observable inputs, including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.)

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stock	$79,717,874	$—	$—	$79,717,874
Convertible Preferred Stock[1]	1,702,801	1,270,745	35,513	3,009,059
Corporate Debt	—	42,716,454	—	42,716,454
Senior Secured Loans	—	4,008,253	—	4,008,253
Limited Partnership	1,713,904	—	—	1,713,904
Preferred Stock[1]	667,471	405,400	—	1,072,871
Warrant	3,802	—	—	3,802
Short-Term Investments	—	342,582	—	342,582
Securities Lending Collateral	—	7,144,781	—	7,144,781

Total	$83,805,852	$55,888,215	$35,513	$139,729,580

Futures Contracts	$852	$—	$—	$852
Option Written	$(10,500)	$—	$—	$(10,500)

The securities that have been deemed worthless on the schedule of investments are considered to be Level 3 securities in this table.

1Security type is valued across multiple levels. The amounts attributed to Level 1 investments, Level 2 investments, and Level 3 investments represent the following percentages of the total market value of this security type: Level 1 investments represent exchange-traded investments, Level 2 investments represent investments with observable inputs, and Level 3 investments represent investments without observable inputs.

	Level 1	Level 2	Level 3	Total
Convertible Preferred Stock	56.59%	42.23%	1.18%	100.00%
Preferred Stock	62.21%	37.79%	—	100.00%

During the six months ended May 31, 2014, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. This does not include transfers between Level 1 investments and Level 2 investments due to the Fund utilizing international fair value pricing during the period. In accordance with the fair valuation procedures described in Note 1, international fair value pricing of securities in the Fund occurs when market volatility exceeds an established rolling threshold. If the threshold is exceeded on a given date, then prices of international securities (those that traded on exchanges that close at a different time than the time that the Fund’s net asset value is determined) will be established using a separate pricing feed from a third party vendor designed to establish a price for each such security as of the time that the Fund’s net asset value is determined. Further, international fair value pricing uses other observable market-based inputs in place of the closing exchange price due to the events occurring after the close of the exchange or market on which the investment is principally traded, causing a change in classification between levels. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Stock

Shares obtained under the Fund’s dividend reinvestment plan are purchased by the Fund’s transfer agent, Computershare, Inc., in the open market. There were no shares issued under the Fund’s dividend reinvestment plan for the six months ended May 31, 2014, and the year ended Nov. 30, 2013.

The Fund did not repurchase shares under the Share Repurchase Program during the six months ended May 31, 2014, and the year ended Nov. 30, 2013.

5. Line of Credit

For the six months ended May 31, 2014, the Fund borrowed a portion of the money available to it pursuant to a $30,000,000 Credit Agreement with The Bank of New York Mellon (BNY Mellon) that was scheduled to expire on Nov. 7, 2014. On June 25, 2014, the Fund amended the Credit Agreement to raise the commitment to $40,000,000 and to extend the expiration date to June 24, 2015. Depending on market conditions, the amount borrowed by the Fund pursuant to the Credit Agreement may be reduced or possibly increased in the future.

At May 31, 2014, the par value of loans outstanding was $28,225,000, at a variable interest rate of 1.03%. During the six months ended May 31, 2014, the average daily balance of loans outstanding was $28,225,000 at a weighted average interest rate of approximately 1.05%. Interest on borrowing is based on a variable short-term rate plus an applicable margin. Prior to June 25, 2014, the commitment fee was computed at a rate of 0.15% per annum on the unused balance. On June 25, 2014, the commitment fee was changed to a rate of 0.10% per annum on the unused balance. The loan is collateralized by the Fund’s portfolio.

6. Unfunded Commitments

The Fund may invest in floating rate loans. In connection with these investments, the Fund may also enter into unfunded corporate loan commitments (commitments). Commitments may obligate the Fund to furnish temporary financing to a borrower until permanent financing can be arranged. In connection with these commitments, the Fund earns a commitment fee, typically set as a percentage of the commitment amount. As of May 31, 2014, the Fund had the following unfunded loan commitments:

Borrower	Unfunded Loan Commitments
Men’s Wearhouse	$220,000
Polymer Group	155,775

7. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: (1) how and why an entity uses derivatives; (2) how they are accounted for; and (3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. In addition, the Fund may enter into these contracts to facilitate or expedite the settlement of portfolio transactions. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

(continues)	23

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

7. Derivatives (continued)

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts and foreign cross currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty. No foreign currency exchange contracts were outstanding at May 31, 2014.

During the six months ended May 31, 2014, the Fund used foreign currency exchange contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in interest rates, or market conditions. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default. The Fund posted $8,000 cash collateral for open futures contracts, which is presented as cash collateral for derivatives on the statement of assets and liabilities.

During the six months ended May 31, 2014, the Fund used futures contracts to hedge the Fund’s existing portfolio securities against fluctuations in value caused by changes in interest rates or market conditions.

Options Contracts — During the six months ended May 31, 2014, the Fund entered into options contracts in the normal course of pursuing its investment objectives. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions and foreign currencies; as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps, swaptions, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Transactions in options written during the six months ended May 31, 2014 for the Fund were as follows:

	Number of Contracts	Premiums
Options outstanding at Nov. 30, 2013	89	$9,940
Options written	563	66,304
Options expired	(263)	(43,338)
Options terminated in closing purchase transactions	(89)	(6,111)

Options outstanding at May 31, 2014	300	$26,795

During the six months ended May 31, 2014, the Fund used options contracts to manage the Fund’s exposure to changes in securities prices caused by interest rates or market conditions.

Fair values of derivative instruments as of May 31, 2014 were as follows:

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Equity contracts	Option written, at value	$—		Option written, at value	$10,500
(Option written)
Interest rate contracts (Futures contracts)	Variation margin receivable on futures contracts	852	*	Variation margin payable on futures contracts	—

Total		$852			$10,500

*Includes cumulative appreciation of futures contracts from the date the contracts are opened through May 31, 2014. Only current day variation margin is reported on the Fund’s statement of assets and liabilities.

The effect of derivative instruments on the statement of operations for the six months ended May 31, 2014 were as follows:

		Net Realized Gain (Loss) on:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Written	Total
Foreign currency exchange contracts	$(139)	$—	$—	$(139)
Interest rate contracts	—	(14,983)	—	(14,983)
Equity contracts	—	—	49,449	49,449

Total	$(139)	$(14,983)	$49,449	$34,327

	Net Change in Unrealized Appreciation (Depreciation) of:
	Foreign Currency Exchange Contracts	Futures Contracts	Options Written	Total
Interest rate contracts	$—	$852	$—	$852
Equity contracts	—	—	17,747	17,747

Total	$—	$852	$17,747	$18,599

(continues)	25

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

7. Derivatives (continued)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended May 31, 2014.

	Long Derivative Volume		Short Derivative Volume
Foreign currency exchange contracts (average cost)	USD	—	USD	76
Futures contracts (average notional value)		—		321,501
Options contracts (average notional value)		—		5,158

8. Offsetting

In December 2011, the Financial Accounting Standards Board (FASB) issued guidance that expands current disclosure requirements on the offsetting of certain assets and liabilities. The new disclosures are required for investments and derivative financial instruments subject to master netting or similar agreements which are eligible for offset in the statements of assets and liabilities and require an entity to disclose both gross and net information about such investments and transactions in the financial statements. In January 2013, the FASB issued guidance that clarifies which investments and transactions are subject to the offsetting disclosure requirements. The scope of the disclosure requirements for offsetting is limited to derivative instruments, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions. The guidance is effective for financial statements with fiscal years beginning on or after Jan. 1, 2013, and interim periods within those fiscal years. The Fund adopted the disclosure provisions on offsetting during the current reporting period.

In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund entered into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or a similar agreement with its derivative contract counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs over-the-counter (OTC) derivatives and foreign exchange contracts and typically contains, among other things, collateral posting items and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative financial instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out), netting including the bankruptcy or insolvency of the counterparty. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the statement of assets and liabilities.

At May 31, 2014, the Fund had no derivatives for offsetting open.

9. Securities Lending

The Fund, along with other funds in the Delaware Investments Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with BNY Mellon. At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (1) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (2) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower, BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security on any particular day may be more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high-quality corporate debt, asset-backed and other money market securities, and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent, and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the Collective Trust that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At May 31, 2014, the value of securities on loan was $7,730,930, for which the Fund received collateral, comprised of non-cash collateral (U.S. government securities) valued at $105,912 and cash collateral of $7,039,569. At May 31, 2014, the value of invested collateral was $7,144,781. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

10. Credit and Market Risk

The Fund borrows through its line of credit for purposes of leveraging. Leveraging may result in higher degrees of volatility because the Fund’s net asset value could be subject to fluctuations in short-term interest rates and changes in market value of portfolio securities attributable to the leverage.

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated BB or lower by Standard & Poor’s and Ba or lower by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in certain obligations that may have liquidity protection designed to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2014. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

(continues)	27

Notes to financial statements

Delaware Investments® Dividend and Income Fund, Inc.

11. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

12. Subsequent Events

On May 22, 2014, the Fund’s Board approved a tender offer for shares of the Fund’s common stock. The tender offer authorized the Fund to purchase up to 5% of its issued and outstanding shares at a price equal to the Fund’s net asset value at the close of business on the NYSE on June 30, 2014, the first business day following the expiration of the offer. The tender offer commenced on June 2, 2014, and expired on June 27, 2014.

In connection with the tender offer, the Fund purchased 471,952 shares of capital stock at a total cost of $5,205,630.56. The tender offer was oversubscribed and all tenders of shares were subject to pro-ration (at a ratio of approximately 31.8804%) in accordance with the terms of the tender offer.

Management has determined that no other material events or transactions occurred subsequent to May 31, 2014 that would require recognition or disclosure in the Fund’s financial statements.

Other Fund information (Unaudited)

Delaware Investments® Dividend and Income Fund, Inc.

Changes to portfolio management team

Christopher M. Testa was appointed as a portfolio manager of the Fund on June 19, 2014. Mr. Testa joined Babak Zenouzi, Damon J. Andres, D. Tysen Nutt Jr., Anthony A. Lombardi, Robert A. Vogel Jr., Nikhil G. Lalvani, Kristen E. Bartholdson, Wayne A. Anglace, Roger A. Early, Thomas H. Chow, Paul A. Matlack, Craig C. Dembek, and John P. McCarthy in making day-to-day investment decisions for the Fund.

Fund management

Babak “Bob” Zenouzi

Senior Vice President, Chief Investment Officer — Real Estate Securities and Income Solutions (RESIS)

Bob Zenouzi is the lead manager for the real estate securities and income solutions (RESIS) group at Delaware Investments, which includes the team, its process, and its institutional and retail products, which he created during his prior time with the firm. He also focuses on opportunities in Japan, Singapore, and Malaysia for the firm’s global REIT product. Additionally, he serves as lead portfolio manager for the firm’s Dividend Income products, which he helped to create in the 1990s. He is also a member of the firm’s asset allocation committee, which is responsible for building and managing multi-asset class portfolios. He rejoined Delaware Investments in May 2006 as senior portfolio manager and head of real estate securities. In his first term with the firm, he spent seven years as an analyst and portfolio manager, leaving in 1999 to work at Chartwell Investment Partners, where from 1999 to 2006 he was a partner and senior portfolio manager on Chartwell’s Small-Cap Value portfolio. He began his career with The Boston Company, where he held several positions in accounting and financial analysis. Zenouzi earned a master’s degree in finance from Boston College and a bachelor’s degree in finance from Babson College. He is a member of the National Association of Real Estate Investment Trusts and the Urban Land Institute.

Anthony A. Lombardi, CFA

Vice President, Senior Portfolio Manager

Anthony A. Lombardi is a senior portfolio manager for the firm’s Large-Cap Value team. Prior to joining the firm in 2004 in his current role, Lombardi was a director at Merrill Lynch Investment Managers. He joined Merrill Lynch Investment Managers’ Capital Management Group in 1998 and last worked as a director and portfolio manager for the U.S. Active Large-Cap Value team, managing mutual funds and separate accounts for institutions and private clients. From 1990 to 1997, he worked at Dean Witter Reynolds as a sell-side equity research analyst, last serving as a vice president. He began his career as an investment analyst with Crossland Savings. Lombardi graduated from Hofstra University, receiving a bachelor’s degree in finance and an MBA in finance with a concentration in portfolio management. He is a member of the New York Society of Security Analysts and the CFA Institute.

D. Tysen Nutt Jr.

Senior Vice President, Senior Portfolio Manager, Team Leader

D. Tysen Nutt Jr. is senior portfolio manager and team leader for the firm’s Large-Cap Value team. Before joining Delaware Investments in 2004 as senior vice president and senior portfolio manager, Nutt led the U.S. Active Large-Cap Value team within Merrill Lynch Investment Managers, where he managed mutual funds and separate accounts for institutions and private clients. He departed Merrill Lynch Investment Managers as a managing director. Prior to joining Merrill Lynch Investment Managers in 1994, Nutt was with Van Deventer & Hoch where he managed large-cap value portfolios for institutions and private clients. He began his investment career at Dean Witter Reynolds, where he eventually became vice president, investments. Nutt earned his bachelor’s degree from Dartmouth College, and he is a member of the New York Society of Security Analysts and the CFA Institute.

Damon J. Andres, CFA

Vice President, Senior Portfolio Manager

Damon J. Andres, who joined Delaware Investments in 1994 as an analyst, currently serves as a portfolio manager for the firm’s real estate securities and income solutions (RESIS) group. He also serves as a portfolio manager for the firm’s Dividend Income products. From 1991 to 1994, he performed investment-consulting services as a consulting associate with Cambridge Associates. Andres earned a bachelor’s degree in business administration with an emphasis in finance and accounting from the University of Richmond.

(continues)	29

Other Fund information (Unaudited)

Fund management (continued)

Kristen E. Bartholdson

Vice President, Senior Portfolio Manager

Kristen E. Bartholdson is a senior portfolio manager for the firm’s Large-Cap Value team. Prior to joining the firm in 2006 as an associate portfolio manager, she worked at Susquehanna International Group from 2004 to 2006, where she was an equity research salesperson. From 2000 to 2004 she worked in equity research at Credit Suisse, most recently as an associate analyst in investment strategy. Bartholdson earned her bachelor’s degree in economics from Princeton University.

Nikhil G. Lalvani, CFA

Vice President, Senior Portfolio Manager

Nikhil G. Lalvani is a senior portfolio manager for the firm’s Large-Cap Value team. At Delaware Investments, Lalvani has worked as both a fundamental and quantitative analyst. Prior to joining the firm in 1997 as an account analyst, he was a research associate with Bloomberg. Lalvani holds a bachelor’s degree in finance from The Pennsylvania State University. He is a member of the CFA Institute and the CFA Society of Philadelphia.

Robert A. Vogel Jr., CFA

Vice President, Senior Portfolio Manager

Robert A. Vogel Jr. is a senior portfolio manager for the firm’s Large-Cap Value team. Prior to joining Delaware Investments in 2004 as vice president and senior portfolio manager, he worked at Merrill Lynch Investment Managers for more than seven years, where he rose to the position of director and portfolio manager within the U.S. Active Large-Cap Value team. He began his career in 1992 as a financial consultant at Merrill Lynch. Vogel graduated from Loyola University Maryland, earning both bachelor’s and master’s degrees in finance. He also earned an MBA with a concentration in finance from The Wharton School of the University of Pennsylvania. Vogel is a member of the New York Society of Security Analysts, the CFA Institute, and the CFA Society of Philadelphia.

Roger A. Early, CPA, CFA, CFP

Senior Vice President, Co-Chief Investment Officer — Total Return Fixed Income Strategy

Roger A. Early rejoined Delaware Investments in March 2007 as a member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation. During his previous time at the firm, from 1994 to 2001, he was a senior portfolio manager in the same area, and he left Delaware Investments as head of its U.S. investment grade fixed income group. In recent years, Early was a senior portfolio manager at Chartwell Investment Partners and Rittenhouse Financial and was the chief investment officer for fixed income at Turner Investments. Prior to joining Delaware Investments in 1994, he worked for more than 10 years at Federated Investors where he managed more than $25 billion in mutual fund and institutional portfolios in the short-term and investment grade markets. He left the firm as head of institutional fixed income management. Earlier in his career, he held management positions with the Federal Reserve Bank, PNC Financial, Touche Ross, and Rockwell International. Early earned his bachelor’s degree in economics from The Wharton School of the University of Pennsylvania and an MBA with concentrations in finance and accounting from the University of Pittsburgh. He is a member of the CFA Society of Philadelphia.

Thomas H. Chow, CFA

Senior Vice President, Chief Investment Officer — Corporate Credit

Thomas H. Chow is a senior member of the firm’s taxable fixed income portfolio management team, with primary responsibility for portfolio construction and strategic asset allocation with respect to credit and related strategies. His experience includes asset liability management solutions and credit risk opportunities that span the ratings and global spectrum. In 2001, he joined Delaware Investments as a portfolio manager, after working as a trader of high grade and high yield securities, as well as structured vehicles, at SunAmerica/AIG from 1997 to 2001. He began his investment career as an analyst, trader, and portfolio manager at Conseco Capital Management from 1989 to 1997. Chow received a bachelor’s degree in business analysis from Indiana University, and he is a Fellow of Life Management Institute.

Wayne A. Anglace, CFA

Vice President, Senior Portfolio Manager

Wayne A. Anglace currently serves as a senior portfolio manager for the firm’s convertible bond strategies. Prior to joining the firm in March 2007 as a research analyst and trader, he spent more than two years as a research analyst at Gartmore Global Investments for its convertible bond strategy. From 2000 to 2004, Anglace worked in private client research at Deutsche Bank Alex. Brown in Baltimore where he focused on equity research, and he started his financial services career with Ashbridge Investment Management in 1999. Prior to moving to the financial industry, Anglace worked as a professional civil engineer. He earned his bachelor’s degree in civil engineering from Villanova University and an MBA with a concentration in finance from Saint Joseph’s University, and he is a member of the CFA Society of Philadelphia.

Paul A. Matlack, CFA

Senior Vice President, Senior Portfolio Manager, Fixed Income Strategist

Paul A. Matlack is a strategist and senior portfolio manager for the firm’s fixed income team. Matlack rejoined the firm in May 2010. During his previous time at Delaware Investments, from September 1989 to October 2000, he was senior credit analyst, senior portfolio manager, and left the firm as co-head of the high yield group. Most recently, he worked at Chartwell Investment Partners from September 2003 to April 2010 as senior portfolio manager in fixed income, where he managed core, core plus, and high yield strategies. Prior to that, Matlack held senior roles at Turner Investment Partners, PNC Bank, and Mellon Bank. He earned a bachelor’s degree in international relations from the University of Pennsylvania and an MBA with a concentration in finance from George Washington University.

Craig C. Dembek, CFA

Senior Vice President, Co-Head of Credit Research, Senior Research Analyst

Craig C. Dembek is a senior research analyst on the firm’s taxable fixed income team with primary responsibility for banks, brokers, insurance companies, and real estate investment trusts (REITs), as well as oversight for other sectors. He rejoined the firm in March 2007. During his previous time at Delaware Investments, from April 1999 to January 2001, he was a senior investment grade credit analyst. Most recently, he spent four years at Chartwell Investment Partners as a senior fixed income analyst and Turner Investment Partners as a senior fixed income analyst and portfolio manager. Dembek also spent two years at Stein, Roe & Farnham as a senior fixed income analyst. Earlier in his career, he worked for two years as a lead bank analyst at the Federal Reserve Bank of Boston. Dembek earned a bachelor’s degree in finance from Michigan State University and an MBA with a concentration in finance from the University of Vermont.

John P. McCarthy, CFA

Senior Vice President, Co-Head of Credit Research, Senior Research Analyst

John P. McCarthy is a senior research analyst on the firm’s taxable fixed income team, responsible for industrials, steel, metals, and mining. He rejoined Delaware Investments in March 2007 after he worked in the firm’s fixed income area from 1990 to 2000 as a senior high yield analyst and high yield trader, and from 2001 to 2002 as a municipal bond trader. Most recently, he was a senior high yield analyst/trader at Chartwell Investment Partners. McCarthy earned a bachelor’s degree in business administration from Babson College, and he is a member of the CFA Society of Philadelphia.

Christopher M. Testa, CFA

Senior Vice President, Senior Portfolio Manager

Christopher M. Testa joined Delaware Investments in January 2014 as a senior portfolio manager in the firm’s corporate credit portfolio management group. He helps manage both investment grade and high yield corporate credit. Prior to joining the firm, Testa worked as a portfolio manager who focused on high yield credit at S. Goldman Asset Management from 2009 to 2012 and Princeton Advisory Group from 2012 to 2013. From 2001 to 2009, he served as head of U.S. credit at Drake Management, and prior to that he was head of credit research and a high yield portfolio manager at Goldman Sachs Asset Management. Testa has more than 20 years of experience analyzing and investing in high yield and distressed credit. He earned his bachelor’s degree in economics, with a minor in government, from Hamilton College, and an MBA in finance with a concentration in investments from The Wharton School of the University of Pennsylvania.

(continues)	31

About the organization

This semiannual report is for the information of Delaware Investments® Dividend and Income Fund, Inc. shareholders. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when sold, may be worth more or less than their original cost.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may, from time to time, purchase shares of its common stock on the open market at market prices. Your Fund’s Board of Directors approved a share repurchase program in 1994 that authorizes the Fund to purchase up to 10% of its outstanding shares on the floor of the New York Stock Exchange.

Board of Directors

Patrick P. Coyne

Chairman, President, and

Chief Executive Officer

Delaware Investments Family of Funds

Philadelphia, PA

Thomas L. Bennett

Private Investor

Rosemont, PA

Joseph W. Chow†

Former Executive Vice President

State Street Corporation

Brookline, MA

John A. Fry

President

Drexel University

Philadelphia, PA

Lucinda S. Landreth†

Former Chief Investment Officer

Assurant, Inc.

Philadelphia, PA

Frances A. Sevilla-Sacasa†

Chief Executive Officer

Banco Itaú International

Miami, FL

Thomas K. Whitford

Former Vice Chairman

PNC Financial Services Group

Pittsburgh, PA

Janet L. Yeomans†

Former Vice President and Treasurer

3M Corporation

St. Paul, MN

J. Richard Zecher

Founder

Investor Analytics

Scottsdale, AZ

†Audit committee member

Affiliated officers

David F. Connor

Senior Vice President,

Deputy General Counsel, and Secretary

Delaware Investments Family of Funds

Philadelphia, PA

Daniel V. Geatens

Vice President and Treasurer

Delaware Investments Family of Funds

Philadelphia, PA

David P. O’Connor

Executive Vice President, General Counsel,

and Chief Legal Officer

Delaware Investments Family of Funds

Philadelphia, PA

Richard Salus

Senior Vice President and

Chief Financial Officer

Delaware Investments Family of Funds

Philadelphia, PA

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 866 437-0252; (ii) on the Fund’s website at delawareinvestments.com; and (iii) on the SEC’s website at sec.gov. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Investment manager

Delaware Management Company a series of Delaware Management Business Trust

Philadelphia, PA

Principal office of the Fund

2005 Market Street

Philadelphia, PA 19103-7094

Independent registered public accounting firm

PricewaterhouseCoopers LLP

2001 Market Street

Philadelphia, PA 19103-7042

Registrar and stock transfer agent

Computershare, Inc.

480 Washington Blvd.

Jersey City, NJ 07310

866 437-0252

Website

delawareinvestments.com

Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

Your reinvestment options

Delaware Investments Dividend and Income Fund, Inc. offers an automatic dividend reinvestment program. If you would like to reinvest dividends, and shares are registered in your name, contact Computershare, Inc. at 866 437-0252. You will be asked to put your request in writing. If you have shares registered in “street” name, contact the broker/dealer holding the shares or your financial advisor.

If you choose to receive your dividends in cash, you may now elect to receive them by ACH transfer. Contact Computershare at the number above for more information.

Item 2. Code of Ethics

       Not applicable.

Item 3. Audit Committee Financial Expert

       Not applicable.

Item 4. Principal Accountant Fees and Services

       Not applicable.

Item 5. Audit Committee of Listed Registrants

       Not applicable.

Item 6. Investments

       (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

       (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

       Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

       The information in the semiannual report under “Other Fund information – Changes to portfolio management team” and “Other Fund information – Fund management” is incorporated by reference into this Item 8.

Other Accounts Managed
       The following chart lists certain information about types of other accounts for which the Fund manager is primarily responsible as of May 31, 2014. Any accounts managed in a personal capacity appear under “Other Accounts” along with the other accounts managed on a professional basis. The personal account information is current as of June 30, 2014.

			No. of Accounts with	Total Assets in Accounts
	No. of	Total Assets	Performance-	with Performance-
	Accounts	Managed	Based Fees	Based Fees
Christopher M. Testa
Registered Investment	0	$0	0	$0
Companies
Other Pooled Investment	0	$0	0	$0
Vehicles
Other Accounts	0	$0	0	$0

DESCRIPTION OF MATERIAL CONFLICTS OF INTEREST
       Individual portfolio managers may perform investment management services for other funds or accounts similar to those provided to the Funds and the investment action for such other fund or account and the Funds may differ. For example, an account or fund may be selling a security, while another account or Fund may be purchasing or holding the same security. As a result, transactions executed for one fund or account may adversely affect the value of securities held by another fund, account or Fund. Additionally, the management of multiple other funds or accounts and the Funds may give rise to potential conflicts of interest, as a portfolio manager must allocate time and effort to multiple funds or accounts and the Funds. A portfolio manager may discover an investment opportunity that may be suitable for more than one account or fund. The investment opportunity may be limited, however, so that all funds or accounts for which the investment would be suitable may not be able to participate. The Adviser has adopted procedures designed to allocate investments fairly across multiple funds or accounts.

       A portfolio manager’s management of personal accounts also may present certain conflicts of interest. While Delaware’s code of ethics is designed to address these potential conflicts, there is no guarantee that it will do so.

Compensation Structure
       Each portfolio’s manager’s compensation consists of the following:

       Base Salary – Each named portfolio manager receives a fixed base salary. Salaries are determined by a comparison to industry data prepared by third parties to ensure that portfolio manager salaries are in line with salaries paid at peer investment advisory firms.

       Bonus – (Mr. Anglace, Mr. Chow, Mr. Dembek, Mr. Early, Mr. Matlack, Mr. McCarthy and Mr. Testa only) An objective component is added to the bonus for each manager that is reflective of account performance relative to an appropriate peer group or database. The following paragraph describes the structure of the non-guaranteed bonus.

       Each portfolio manager is eligible to receive an annual cash bonus, which is based on quantitative and qualitative factors. There is one pool for bonus payments for the fixed income department. The pool is allotted based on subjective factors (50%) and objective factors (50%). The amount of the pool for bonus payments is determined by assets managed (including investment companies, insurance product-related accounts and other separate accounts), management fees and related expenses (including fund waiver expenses) for registered investment companies, pooled vehicles, and managed separate accounts. For investment companies, each manager is compensated according to the Fund’s Lipper or Morningstar peer group percentile ranking on a one, three-, and five-year basis, with longer-term performance more heavily weighted. For managed separate accounts the portfolio managers are compensated according to the composite percentile ranking against the eVestment Alliance, and Callan Associates databases (or similar sources of relative performance data) on a one-, three-, and five-year basis, with longer term performance more heavily weighted. There is no objective award for a fund that falls below the 50th percentile, but incentives reach maximum potential at the top 25th-30th percentile. There is a sliding scale for investment companies that are ranked above the 50th percentile. The remaining portion of the bonus is discretionary as determined by Delaware Investments and takes into account subjective factors.

       For new and recently transitioned portfolio managers, the compensation may be weighted more heavily towards a portfolio manager’s actual contribution and ability to influence performance, rather than longer-term performance. Management intends to move the compensation structure towards longer-term performance for these portfolio managers over time.

       Portfolio managers participate in retention programs, including the Delaware Investments Incentive Unit Plan, the Delaware Investments Notional Investment Plan, and the Macquarie Group Employee Retained Equity Plan, for alignment of interest purposes.

       Delaware Investments Incentive Unit Plan - Portfolio managers may be awarded incentive unit awards (“Awards”) relating to the underlying shares of common stock of Delaware Management Holdings, Inc. issuable pursuant to the terms of the Delaware Investments Incentive Unit Plan (the “Plan”) adopted on November 30, 2010.

       The Plan was adopted in order to: assist the Manager in attracting, retaining, and rewarding key employees of the company; enable such employees to acquire or increase an equity interest in the company in order to align the interest of such employees and the Manager; and provide such employees with incentives to expend their maximum efforts. Subject to the terms of the Plan and applicable award agreements, Awards typically vest in 25% increments on a four-year schedule, and shares of common stock underlying the Awards are issued after vesting. The fair market value of the shares of Delaware Management Holdings, Inc., is normally determined as of each March 31, June 30, September 30 and December 31 by an independent appraiser. Generally, a stockholder may put shares back to the company during the put period communicated in connection with the applicable valuation.

       Delaware Investments Notional Investment Plan – A portion of a portfolio manager’s retained profit share may be notionally exposed to the return of a portfolio of Delaware Investments Family of Funds-managed funds pursuant to the terms of the Delaware Investments Notional Investment Plan. The retained amount will vest in three equal tranches in each of the first, second and third years following the date upon which the investment is made.

       Macquarie Group Employee Retained Equity Plan – A portion of a portfolio manager’s retained profit share may be invested in the Macquarie Group Employee Retained Equity Plan (“MEREP”), which is used to deliver remuneration in the form of Macquarie Group Limited (“Macquarie”) equity. The main type of award currently being offered under the MEREP is units comprising a beneficial interest in a Macquarie share held in a trust for the employee, subject to the vesting and forfeiture provisions of the MEREP. Subject to vesting conditions, vesting and release of the shares occurs in equal tranches two, three, and four years after the date of investment.

       Other Compensation – Portfolio managers may also participate in benefit plans and programs available generally to all employees.

Ownership of Securities
       As of May 31, 2014, Christopher M. Testa did not own any shares of the Fund.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

       Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

       Not applicable.

Item 11. Controls and Procedures

       The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

            Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

            Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

DELAWARE INVESTMENTS® DIVIDEND AND INCOME FUND, INC.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 4, 2014

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 4, 2014

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 4, 2014